Leases	12 Months Ended
Dec. 31, 2020
Presentation of leases for lessee [abstract]
Disclosure of leases [text block]

Note 28     Leases

From January 1, 2019, the Group has adopted IFRS 16 following the modified retrospective approach, and has not restated comparative figures for previous reporting periods, as permitted under the specific transitional provisions in the standard. The impacts arising from the new leasing rules are therefore recognized in the opening balance sheet on January 1, 2019.

On adoption of IFRS 16, the Group recognized lease liabilities in relation to leases which had previously been classified as “operating leases” under the principles of IAS 17 Leases. These liabilities were measured at the present value of the remaining lease payments, discounted using the lessee’s incremental borrowing rate as of January 1, 2019. The weighted average lessee’s incremental borrowing rate applied to the lease liabilities on January 1, 2019 was 9.4%.

The table below summarizes the initial measurement of lease liabilities:

Amounts in US$‘000	Total
Operating lease commitments disclosed as at December 31, 2018	69,938
(Less) Contracts reassessed as not being lease contracts in accordance with IFRS 16	(34,239)
(Less) Short-term leases not recognized as a liability	(17,537)
(Less) Low-value leases not recognized as a liability	(341)
Lease liabilities recognized as at January 1, 2019 (at nominal value)	17,821
Lease liabilities recognized as at January 1, 2019 (at present value)	14,610
Classified as follows:
Current	7,967
Non-current	6,643

The table below summarizes the recognition of assets related to the adoption of IFRS 16:

Amounts in US$‘000	Total
Right-of-use assets at January 1, 2019	14,610
Additions	2,496
Depreciation	(3,644)
Right-of-use assets at December 31, 2019	13,462
Additions / changes in estimates	561
Acquisitions (Note 36.1)	16,674
Foreign currency translation	(1,223)
Depreciation	(8,072)
Right-of-use assets at December 31, 2020	21,402

The Consolidated Statement of Financial Position shows the following amounts relating to leases:

	December	December	January 1,
Amounts in US$ ‘000	31, 2020	31, 2019	2019 (a)
Right of use assets
Production, facilities and machinery	14,806	8,785	9,398
Buildings and improvements	6,596	4,677	5,212
	21,402	13,462	14,610
Lease liabilities
Current	10,890	7,442	7,967
Non-current	11,457	5,801	6,643
	22,347	13,243	14,610
(a)	In the previous year, the Group only recognized lease assets and lease liabilities in relation to leases that were classified as ‘finance leases’ under IAS 17 Leases.

The Consolidated Statement of Income shows the following amounts relating to leases:

Amounts in US$ ‘000	2020	2019
Depreciation charge of Right of use assets
Production, facilities and machinery	(6,472)	(1,834)
Buildings and improvements	(1,600)	(1,810)
	(8,072)	(3,644)

Unwinding of long-term liabilities (included in Financial results)	(1,247)	(419)
Expenses related to short-term leases (included in Production and operating cost and Administrative expenses)	(1,317)	(13,463)
Expenses related to low-value leases (included in Administrative expenses)	(736)	(314)